Operating and Geographic Segment Information	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Segment Reporting [Abstract]
Operating and Geographic Segment Information

NOTE 12 – OPERATING AND GEOGRAPHIC SEGMENT INFORMATION

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision-maker, or decision-making group, in making decisions regarding allocation of resources and assessing performance. The Company’s chief operating decision-maker is the Chief Executive Officer. The Company continues to operate in a single operating segment.

The Company’s revenue generated within the United States consists of any shipment whose origin and destination is within the United States. The following data presents the Company’s revenue generated from shipments to and from the United States and all other countries, which is determined based upon the geographic location of a shipment’s initiation and destination points (in thousands):

	United States		Other Countries		Total
	2013	2012	2013	2012	2013	2012
Three months ended September 30:
Revenue	$44,505	$42,617	$32,197	$36,531	$76,702	$79,148
Cost of transportation	29,106	28,240	24,375	28,670	53,481	56,910

Net revenue	$15,399	$14,377	$7,822	$7,861	$23,221	$22,238

NOTE 13 – OPERATING AND GEOGRAPHIC SEGMENT INFORMATION

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision-maker, or decision-making group, in making decisions regarding allocation of resources and assessing performance. The Company’s chief operating decision-maker is the Chief Executive Officer. The Company continues to operate in a single operating segment.

The Company’s revenue generated within the United States consists of any shipment whose origin and destination is within the United States. The following data presents the Company’s revenue generated from shipments to and from the United States and all other countries, which is determined based upon the geographic location of a shipment’s initiation and destination points (in thousands):

	United States		Other Countries		Total
	2013	2012	2013	2012	2013	2012
Year ended June 30:
Revenue	$167,386	$169,159	$143,449	$127,844	$310,835	$297,003
Cost of transportation	109,996	110,538	112,406	101,756	222,402	212,294

Net revenue	$57,390	$58,621	$31,043	$26,088	$88,433	$84,709